Note 13 - (Loss) earnings per share: Schedule of Earnings Per Share, Basic and Diluted (Tables)	12 Months Ended
Dec. 31, 2025
Tables/Schedules
Schedule of Earnings Per Share, Basic and Diluted

	For the Years Ended December 31,
	2025	2024

Net income (loss) attributable to Tungray Technologies Inc’s shareholders	$(13,416)	$(480,019)

Weighted average number of common shares outstanding
Basic and diluted	16,353,485	15,949,600

Earnings (loss) per share
Basic and diluted	(0.00)	(0.03)